Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2024 customer item	Dec. 31, 2023 item customer	Dec. 31, 2022 customer item
Accounts payable risk
Concentration and risks
Number of major suppliers	1	1
Total revenues
Concentration and risks
Number of major customers | customer	0	1	1
Total revenues | Customer concentration risk | Customer A
Concentration and risks
Significant credit risk		11.00%
Total revenues | Customer concentration risk | Customer B
Concentration and risks
Significant credit risk			11.00%
Accounts receivable | Customer D
Concentration and risks
Number of major suppliers	0	1
Accounts receivable | Credit concentration risk | Customer D
Concentration and risks
Significant credit risk		11.00%
Costs and expenses
Concentration and risks
Number of major suppliers	0	0	0
Accounts payable | Accounts payable risk | Supplier I
Concentration and risks
Significant credit risk	14.00%	14.00%